Investments - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investments in financial assets and real estate [line items]
Financial assets	€ 69,293	€ 76,020
Debt Securities Money Market And Other Shortterm Instruments [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets	€ 5,774	€ 6,106